Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A summary of the Partnership’s significant accounting policies can be found in the Partnership’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on April 8, 2026. There have been no material changes to these policies during the six-month period ended June 30, 2026.

Recent Accounting Pronouncements - not yet adopted

In May 2026, the FASB issued ASU 2026-02, “Environmental Credits and Environmental Credit Obligations” (Topic 818). This guidance establishes recognition, measurement, presentation and disclosure requirements for all entities that generate, purchase, or receive environmental credits or have a regulatory compliance obligation that may be settled with environmental credits. This guidance is required to be adopted by the Company in the first quarter of 2028 on a retrospective basis. The Company is evaluating the impact this guidance may have on the consolidated financial statements.